SHAREHOLDERS' EQUITY (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended				6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Cumulative Translation Adjustment	Dec. 31, 2013 Cumulative Translation Adjustment	Jun. 30, 2014 Available-for-sale Securities and Other Investments	Jun. 30, 2014 Derivative Financial Instruments	Jun. 30, 2014 Pension Benefits
Changes in accumulated other comprehensive loss by component
Accumulated other comprehensive (loss) income, beginning of period			$ (15,141)		$ (16,206)	$ (16,206)	$ 3,965	$ (148)	$ (2,752)
Unrealized other comprehensive gain			27,616				26,282	1,334
Income tax recovery impact			(352)					(352)
Reclassifications from accumulated other comprehensive (loss) income to the interim unaudited consolidated statements of income (loss) and comprehensive income (loss)			(2,065)				(2,870)	475	330
Income tax recovery impact			(212)					(125)	(87)
Other comprehensive income (loss) for the period	4,151	(4,809)	24,987	6,179			23,412	1,332	243
Accumulated other comprehensive (loss) income, end of period	$ 9,846		$ 9,846		$ (16,206)	$ (16,206)	$ 27,377	$ 1,184	$ (2,509)